Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Management fees
The following table details the management fees for the respective periods:

	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2017	2018	2018	2019

	(in thousands)			(unaudited)
Silver Lake Management	$4,519	$5,000	$4,063	$1,250	$—
Thoma Bravo	3,681	4,073	3,309	1,018	—
TB Partners	838	927	753	232	—
	$9,038	$10,000	$8,125	$2,500	$—